Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment
Opening amount	£ 256,118,000	£ 253,282,000
Additions	51,892,000	17,834,000
Depreciation charge	(15,676,000)	(14,998,000)	£ (11,876,000)
Closing amount	292,334,000	256,118,000	253,282,000
Net book amount of property, plant and equipment pledged as security	211,132,000	212,148,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	414,641,000	409,992,000
Closing amount	459,589,000	414,641,000	409,992,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(158,523,000)	(156,710,000)
Closing amount	(167,255,000)	(158,523,000)	(156,710,000)
Freehold property
Reconciliation of changes in property, plant and equipment
Opening amount	220,033,000	220,736,000
Additions		2,786,000
Depreciation charge	(3,479,000)	(3,489,000)
Closing amount	216,554,000	220,033,000	220,736,000
Freehold property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	289,943,000	287,413,000
Closing amount	289,943,000	289,943,000	287,413,000
Freehold property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(69,910,000)	(66,677,000)
Closing amount	(73,389,000)	(69,910,000)	(66,677,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	11,414,000	11,612,000
Additions	2,649,000	4,784,000
Depreciation charge	(5,427,000)	(4,982,000)
Closing amount	8,636,000	11,414,000	11,612,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	45,809,000	46,706,000
Closing amount	43,560,000	45,809,000	46,706,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(34,395,000)	(35,094,000)
Closing amount	(34,924,000)	(34,395,000)	(35,094,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	24,671,000	20,934,000
Additions	7,236,000	10,264,000
Depreciation charge	(6,770,000)	(6,527,000)
Closing amount	25,137,000	24,671,000	20,934,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	78,889,000	75,873,000
Closing amount	84,079,000	78,889,000	75,873,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(54,218,000)	(54,939,000)
Closing amount	(58,942,000)	£ (54,218,000)	£ (54,939,000)
Assets under construction
Reconciliation of changes in property, plant and equipment
Additions	42,007,000
Closing amount	42,007,000
Assets under construction | Cost / gross value
Reconciliation of changes in property, plant and equipment
Closing amount	£ 42,007,000